                              BLACKROCK FUNDS/SM/

                      EQUITY PORTFOLIOS/INVESTOR CLASSES

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2002

RISK/RETURN INFORMATION

The section of the Prospectus entitled "Risk/Return Information" for certain of the Portfolios has been amended so that the 10-year average annual total return for Investor B Shares of those Portfolios is as follows:

                    Large Cap Growth Equity Portfolio 6.18%
                    Balanced Portfolio............... 8.57%

BLACKROCK MID-CAP GROWTH EQUITY PORTFOLIO

Fund Management

   The section "Fund Management" on pages 29 and 30 has been amended to read in its entirety as follows:

       The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), led by Neil Wagner, Director of BlackRock since May 2002.

       Prior to joining BlackRock, Neil Wagner was a portfolio manager at Massachusetts Financial Services Company (MFS) since 1998. Prior to that, he was a senior research analyst at DFS Advisors LLC from 1997 to 1998 and an associate at Berkshire Partners from 1995 to 1997. Neil Wagner has been portfolio manager since May 2002.

BLACKROCK SMALL CAP VALUE EQUITY PORTFOLIO

Expenses and Fees

   The following has been added after the first paragraph under "Expenses and Fees" on page 36:

       The BlackRock Small Cap Value Equity Portfolio will close to new investors as of 4 p.m., March 11, 2002. Existing shareholders and programs in the fund as of 4 p.m., March 11, 2002 may make additional investments in current accounts.

BLACKROCK SMALL CAP GROWTH EQUITY PORTFOLIO

Primary Investment Strategies

   The first three paragraphs in the section "Primary Investment Strategies" on page 40 have been amended to read in their entirety as follows:

       In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization growth companies (market capitalization under $2.5 billion) which the fund management team believes offer superior prospects for growth. The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.

       The management team focuses on small cap emerging growth companies with market capitalization under $2.5 billion. The management team would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. The management team uses a bottom up investment style in managing the fund. This means securities are selected based upon fundamental analysis (such as analysis of earnings, cash flows, competitive position and management's abilities) performed by the management team. From time to time the fund may invest in shares of companies through initial public offerings (IPOs).

       The fund generally will sell a stock when, in the management team's opinion, there is a deterioration in the company's fundamentals or the company fails to meet performance expectations.

Fund Management

   The section "Fund Management" on page 45 has been amended to read in its entirety as follows:

       The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), led by Neil Wagner, Director of BlackRock since May 2002.

       Prior to joining BlackRock, Neil Wagner was a portfolio manager at Massachusetts Financial Services Company (MFS) since 1998. Prior to that, he was a senior research analyst at DFS Advisors LLC from 1997 to 1998 and an associate at Berkshire Partners from 1995 to 1997. Neil Wagner has been portfolio manager since May 2002.


BLACKROCK GLOBAL SCIENCE & TECHNOLOGY PORTFOLIO

Effective December 2, 2002, the fund's name will be changed to "BlackRock Global Science & Technology Opportunities Portfolio."

Primary Investment Strategies

   Effective December 2, 2002, the section "Primary Investment Strategies" on pages 47-49 will be amended to read in its entirety as follows:

       In pursuit of this goal, the fund will invest primarily in equity securities of U.S. and foreign companies in all capitalization ranges selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. The fund normally invests at least 80% of its net assets in equity securities issued by science and technology companies in all market capitalization ranges. The fund may invest up to 25% of its net assets in stocks of issuers in emerging market countries.

       The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock. The fund may also invest in Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers. From time to time the fund may invest in shares of companies through initial public offerings (IPOs).

       The fund management team will invest in U.S. and foreign companies (including companies located in emerging market countries) that are expected to offer the best opportunities for growth and high investment returns. The fund management team uses a multi-factor screen to identify stocks that have above-average return potential. The factors and the weight assigned to a factor will change depending on market conditions. The most influential factors over time have been revenue and earnings growth, estimate revisions, profitability and relative value.

       The management team, in an attempt to reduce portfolio risk, will diversify by investing in at least three countries, one of which may be the U.S. Some of the industries that are likely to be represented in the fund's portfolio holdings include:

             . network storage components
             . digital media infrastructure
             . peripherals and intelligent systems
             . broadband infrastructure
             . optical networks
             . wireless broadband
             . e-business software
             . e-commerce services
             . e-tailers
             . e-networking software
             . business to business e-commerce enterprise software . semiconductors
             . virtual private network
             . interactive architects
             . biotechnology
             . genomics
             . combinatorial chemistry
             . ultra high-throughput screening
             . rational drug design
             . signal transduction
             . gene therapy

       The fund generally will sell a stock when, in the management team's opinion, there is a deterioration in the company's fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere. The team uses a broad set of technical tools to enhance the timing of purchase or sell decisions.

       It is possible that in extreme market conditions the fund temporarily may invest some or all of its assets in high quality money market securities. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the fund's opportunity to achieve its investment objective.

       As part of its normal operation, the fund may hold these securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds high quality money market securities pending investments.

       The management team may, when consistent with the fund's investment objective, use options or futures (commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the fund as a whole (hedge) but they may also be used to maintain liquidity and commit cash pending investment. The management team also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

       The fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movements in the value of foreign currencies.

       The fund may lend some of its securities on a short-term basis in order to earn extra income. The fund will receive collateral in cash or high quality securities equal to at least 102% of the current value of the loaned securities. The fund earns interest on the securities it lends and income when it invests the collateral for the loaned securities.

       The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

       Should the Company's Board of Trustees determine that the investment objective of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made.

Important Definitions

Earnings Growth:

   The rate of growth in a company's earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth may cause share prices to increase.

Equity Security:

   A security, such as stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed income or debt securities because they represent indebtedness to the bondholders, not ownership (although convertible bonds are fixed income securities that are convertible to equity according to their terms).

Fundamentals:

   "Fundamental" information about a company (such as its income statement, balance sheet, earnings and sales history, products and management).

Market Capitalization:

   Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.
Technical Analysis:

   The study and interpretation of securities in order to predict future trends. The technical tools used by the management team include: trending indicators such as moving averages and non-trending indicators such as cash flow and relative strengths.

BLACKROCK INTERNATIONAL EMERGING MARKETS PORTFOLIO

The Board of Trustees of BlackRock Funds has voted to close the International Emerging Markets Portfolio to new purchases and exchanges effective as of May 13, 2002 and to terminate and wind up the affairs of the fund on or about June 29, 2002.

BlackRock Advisors, Inc., the fund's adviser, has informed the Board that as a result of expected redemptions, the diminished size of the fund would make it difficult to manage in accordance with its investment program.

The Prospectus is also amended to remove information relating to the sale of fund shares. Of course, you may still redeem shares of the fund as described in the Prospectus at any time prior to the termination and winding up of the fund. The fund will waive any deferred sales charges or redemption fees applicable. If you are still a shareholder of the fund as of the termination date, BlackRock Funds will send you a check for the net asset value of your shares as determined on that date. For Federal income tax purposes, any redemption is a taxable event and a capital gain or loss may be realized.

BLACKROCK INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

Effective December 2, 2002, the fund's name will be changed to "BlackRock International Opportunities Portfolio."

Primary Investment Strategies

   Effective December 2, 2002, the section "Primary Investment Strategies" on pages 99-100 will be amended to read in its entirety as follows:

       In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by international emerging capitalization companies (defined as those with market capitalizations equal to those within the universe of Salomon Brothers Extended Market Index Global Ex-U.S. stocks). The fund may invest up to 25% of its net assets in stocks of issuers in emerging market countries. The fund primarily buys common stock but can also invest in preferred stock and securities convertible into common and preferred securities. From time to time the fund may invest in shares of companies through initial public offerings (IPOs).

       The fund management team uses a multi-factor screen to identify stocks that have above-average return potential. The factors and the weight assigned to a factor will change depending on market conditions. The most influential factors over time have been revenue and earnings growth, estimate revisions, profitability and relative value.

       The fund generally will sell a stock when, in the management team's opinion, there is a deterioration in the company's fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere. The team uses a broad set of technical tools to enhance the timing of purchase or sell decisions.

       It is possible that in extreme market conditions the fund temporarily may invest some or all of its assets in high quality money market securities. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the fund's opportunity to achieve its investment objective.

       As part of its normal operations, the fund may also hold these securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds high quality money market securities pending investments.

       The management team may, when consistent with the fund's investment objective, use options or futures (commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell instruments of these types at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the fund as a whole (hedge) but they may also be used to maintain liquidity and commit cash pending investment. The management team also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns. The fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movements in the value of foreign currencies.

       The fund may lend some of its securities on a short-term basis in order to earn income. The fund will receive collateral in cash or high quality securities equal to at least 102% of the current value of the loaned securities. The fund earns interest on the securities it lends and income when it invests the collateral for the loaned securities.

       The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

       Should the Company's Board of Trustees determine that the investment objective of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made.

Important Definitions

Earnings Growth:

   The rate of growth in a company's earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth may cause share prices to increase.

Emerging Market Stocks:

   Stocks issued by companies located in countries with emerging economies or securities markets. The list of emerging market countries includes, among others: Argentina, Brazil, Bulgaria, Chile, China, Colombia, The Czech Republic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, Lebanon, Malaysia, Mexico, Morocco, Peru, The Philippines, Poland, Romania, Russia, South Africa, South Korea, Taiwan, Thailand, Tunisia, Turkey, Venezuela, Vietnam and Zimbabwe.

Equity Security:

   A security, such as stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed income or debt securities because they represent indebtedness to the bondholders, not ownership (although convertible bonds are fixed income securities that are convertible to equity according to their terms).

Fundamentals:

   "Fundamental" information about a company (such as its income statement, balance sheet, earnings and sales history, products and management).

Technical Analysis:

   The study and interpretation of securities in order to predict future trends. The technical tools used by the management team include: trending indicators such as moving averages and non-trending indicators such as cash flow and relative strengths.

Key Risks

   Effective December 2, 2002, the section "Key Risks" is amended by deleting the second paragraph on page 102.

Risk/Return Information

   Effective December 2, 2002, the benchmark for the fund will be the Salomon Brothers Extended Market Index Global Ex-U.S., which more accurately reflects the universe of securities in which the fund will invest. Therefore, effective December 2, 2002, the "Average Annual Total Returns" table on page 103 will be amended to read in its entirety as follows:

       As of 12/3/01
       Average Annual Total Returns*

                                                          Since   Inception
                                        1 Year  3 Years Inception   Date
     -                                  ------  ------- --------- ---------
     International Opportunities; Inv A -21.73%  21.47%   15.87%  09/26/97
     International Opportunities; Inv B -21.83%  22.00%   16.19%  09/26/97
     International Opportunities; Inv C -18.96%  22.78%   16.48%  09/26/97
     Salomon EMI Ex-U.S................ -15.69%  -2.26%   -1.39%    N/A
     Salomon EMI Global Ex-U.S......... -14.66%  -2.22%   -2.31%    N/A

Fund Management

   Effective December 2, 2002, the section "Fund Management" on pages 105-106 will be amended to read in its entirety as follows:

       The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock). The team includes the following individuals who have day-to-day responsibility: Thomas Callan, Michael Carey and Jean Rosenbaum.

       Thomas Callan has been a Managing Director with BlackRock since 1996 and served as an equity analyst for PNC Bank from 1993 to 1996. He has co-managed the fund since April 1999.

       Michael Carey has been a Vice President with BlackRock since 2000, an equity analyst with BlackRock since 1996 and served as a fixed income analyst for PNC Bank from 1993 to 1996. He has co-managed the fund since January 2002.

       Jean Rosenbaum has been Vice President with BlackRock since 2000, an equity analyst with BFM since 1997, and served as an equity analyst for PNC Bank from 1994 to 1997. She has co-managed the fund since September 2002.

BLACKROCK SELECT EQUITY PORTFOLIO

Fund Management

   The section "Fund Management" on page 114 has been amended to read in its entirety as follows:

       The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), including Robert S. Kapito and R. Andrew Damm.

       Robert S. Kapito, Vice Chairman of BlackRock, Inc. since 1988, is also the Head of the Portfolio Management Group, a member of the Management Committee, the Investment Strategy Group, and BlackRock's Global Equity Operating Committee. Mr. Kapito is responsible for the portfolio management of the Fixed Income, Domestic Equity and International Equity, Liquidity, and Alternative Investment Groups of BlackRock.

       R. Andrew Damm, a Managing Director since 1997, is the Equity Product Strategist and a member of the Equity Portfolio Management Group. From September 1997 through first quarter 2001, Mr. Damm was lead manager for the Large Cap Growth and Core Equity Portfolios. Before joining BlackRock in 1995, Mr. Damm had been with PNC Asset Management Group.

BLACKROCK BALANCED PORTFOLIO

Fund Management

   The section "Fund Management" on page 128 has been amended to read in its entirety as follows:

       The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (Blackrock), including Robert S. Kapito, R. Andrew Damm and Keith T. Anderson.

       Robert S. Kapito, Vice Chairman of BlackRock, Inc. since 1988, is also the Head of the Portfolio Management Group, a member of the Management Committee, the Investment Strategy Group, and BlackRock's Global Equity Operating Committee. Mr. Kapito is responsible for the portfolio management of the Fixed Income, Domestic Equity and International Equity, Liquidity and Alternative Investment Groups of BlackRock. Mr. Kapito, who has served as co-manager since 1995, has responsibility for both the equity and fixed income portions of the fund.

       R. Andrew Damm, a Managing Director since 1997, is the Equity Product Strategist and a member of the Equity Portfolio Management Group. From September 1997 through first quarter 2001, Mr. Damm was lead manager for the Large Cap Growth and Core Equity Portfolios. Before joining BlackRock in 1997, Mr. Damm had been with PNC Asset Management Group. Mr. Damm, who has served as co-manager since May 2002, has responsibility for the equity portion of the fund.

       Keith T. Anderson, a Managing Director since 1988, has responsibility for the fixed income portion of the fund. Mr. Anderson has served as co-manager of the fund since 1995.

BLACKROCK MICRO-CAP EQUITY PORTFOLIO

Effective December 2, 2002, the fund's name will be changed to "BlackRock U.S. Opportunities Portfolio."

Primary Investment Strategies

   Effective December 2, 2002, the section "Primary Investment Strategies" on pages 130-131 will be amended to read in its entirety as follows:

   In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by U.S. emerging capitalization companies (defined as those with market capitalizations equal to those within the universe of Salomon Brothers Extended Market Index U.S. stocks) with earnings visibility and earnings growth potential. The fund primarily buys common stock but can also invest in preferred stock and securities convertible into common and preferred stock. From time to time the fund may invest in shares of companies through initial public offerings (IPOs).

   The fund management team uses a multi-factor screen to identify stocks that have above-average return potential. The factors and the weight assigned to a factor will change depending on market conditions. The most influential factors over time have been revenue and earnings growth, estimate revisions, profitability and relative value.

   The fund generally will sell a stock when, in the management team's opinion, there is a deterioration in the company's fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere. The team uses a broad set of technical tools to enhance the timing of purchase or sell decisions.

   It is possible that in extreme market conditions the fund temporarily may invest some or all of its assets in high quality money market securities. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the fund's opportunity to achieve its investment objective.

   As part of its normal operations, the fund may also hold these securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds high quality money market securities pending investments.

   The management team may, when consistent with the fund's investment objective, use options or futures (commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the fund as a whole (hedge) but they may also be used to maintain liquidity and commit cash pending investment. The management team also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

   The fund may lend some of its securities on a short-term basis in order to earn extra income. The fund will receive collateral in cash or high quality securities equal to at least 102% of the current value of the loaned securities. The fund earns interest on the securities it lends and income when it invests the collateral for the loaned securities.

   The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

   Should the Company's Board of Trustees determine that the investment objective of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made.

   The fund will open to new investors as of December 2, 2002. The fund may suspend sales to new investors at any time in the future.

Important Definitions

Earnings Growth:

   The rate of growth in a company's earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth may cause share prices to increase.

Earnings Visibility:

   Earnings visibility means positive earnings in the foreseeable future (generally defined as 2-3 years). Earnings growth potential means the rate of earnings growth of which a company is capable. Earnings growth visibility of 20% or more means earnings are forecasted to grow at a rate of 20% or higher in the foreseeable future.

Equity Security:

   A security, such as stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed income or debt securities because they represent indebtedness to the bondholders, not ownership (although convertible bonds are fixed income securities that are convertible to equity according to their terms).

Fundamentals:

   "Fundamental" information about a company (such as its income statement, balance sheet, earnings and sales history, products and management).

Technical Analysis:

   The study and interpretation of securities in order to predict future trends. The technical tools used by the management team include: trending indicators such as moving averages and non-trending indicators such as cash flow and relative strengths.

Key Risks

   Effective December 2, 2002, the section "Key Risks" is amended by deleting the last paragraph on page 131 and the first paragraph on page 132 and inserting in their place the following:

       The fund may invest in companies that have relatively small market capitalizations. These organizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. The securities of smaller capitalized companies are often traded in the over-the-counter markets and may have fewer market makers and wider price spreads. This may result in greater price movements and less ability to sell the fund's investment than if the fund held the securities of larger, more established companies.

Risk/Return Information

   Effective December 2, 2002, the benchmark for the fund will be the Salomon Brothers Extended Market Index U.S., which more accurately reflects the universe of securities in which the fund will invest. Therefore, effective December 2, 2002, the "Average Annual Total Returns" table on page 133 will be amended to read in its entirety as follows:

       As of 12/31/01
       Average Annual Total Returns*

                                                       Since   Inception
                                      1 Year  3 Year Inception   Date
                                      ------  ------ --------- ---------
       U.S. Opportunities; Inv A..... -18.64% 33.75%   36.19%  05/01/98
       U.S. Opportunities; Inv B..... -18.83% 34.38%   36.80%  05/01/98
       U.S. Opportunities; Inv C..... -15.86% 35.00%   37.14%  05/01/98
       Wilshire Microcap.............  24.19% 17.20%    7.87%    N/A
       Salomon EMI U.S...............  -0.17%  8.09%    4.09%    N/A

Fund Management

   Effective December 2, 2002, the section "Fund Management" on page 136 will be amended to read in its entirety as follows:

       The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock). The team includes the following individuals who have day-to-day responsibility: Thomas Callan, Michael Carey and Jean Rosenbaum.

       Thomas Callan has been a Managing Director with BlackRock since 1996 and served as an equity analyst for PNC Bank from 1993 to 1996. He has co-managed the fund since September 2002.

       Michael Carey has been a Vice President with BlackRock since 2000, an equity analyst with BlackRock since 1996 and served as a fixed income analyst for PNC Bank from 1993 to 1996. He has co-managed the fund since October 1999.

       Jean Rosenbaum has been Vice President with BlackRock since 2000, an equity analyst with BFM since 1997, and served as an equity analyst for PNC Bank from 1994 to 1997. She has co-managed the fund since September 2002.

ABOUT YOUR INVESTMENT

Management

   The table on page 151 in the section entitled "Management" has been amended so that for the fiscal year ended September 30, 2001, the aggregate advisory fees paid by the following funds to BlackRock Advisors, Inc. or BlackRock International, Ltd., as applicable, as a percentage of average daily net assets were:

                 Large Cap Value Equity Portfolio........ 0.52%
                 European Equity Portfolio............... 0.02%

This Supplement is dated September 30, 2002.

                              BLACKROCK FUNDS/SM/

                        EQUITY PORTFOLIOS/SERVICE CLASS

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2002

BLACKROCK MID-CAP GROWTH EQUITY PORTFOLIO

Fund Management

   The section "Fund Management" on page 21 has been amended to read in its entirety as follows:

       The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), led by Neil Wagner, Director of BlackRock since May 2002.

       Prior to joining BlackRock, Neil Wagner was a portfolio manager at Massachusetts Financial Services Company (MFS) since 1998. Prior to that, he was a senior research analyst at DFS Advisors LLC from 1997 to 1998 and an associate at Berkshire Partners from 1995 to 1997. Neil Wagner has been portfolio manager since May 2002.

BLACKROCK SMALL CAP VALUE EQUITY PORTFOLIO

Expenses and Fees

   The following has been added after the first paragraph under "Expenses and Fees" on page 26:

       The BlackRock Small Cap Value Equity Portfolio will close to new investors as of 4 p.m., March 11, 2002. Existing shareholders and programs in the fund as of 4 p.m., March 11, 2002 may make additional investments in current accounts.

BLACKROCK SMALL CAP GROWTH EQUITY PORTFOLIO

Primary Investment Strategies

   The first three paragraphs in the section "Primary Investment Strategies" on page 28 have been amended to read in their entirety as follows:

       In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization growth companies (market capitalization under $2.5 billion) which the fund management team believes offer superior prospects for growth. The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.

       The management team focuses on small cap emerging growth companies with market capitalization under $2.5 billion. The management team would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. The management team uses a bottom up investment style in managing the fund. This means securities are selected based upon fundamental analysis (such as analysis of earnings, cash flows, competitive position and management's abilities) performed by the management team. From time to time the fund may invest in shares of companies through initial public offerings (IPOs).

       The fund generally will sell a stock when, in the management team's opinion, there is a deterioration in the company's fundamentals or the company fails to meet performance expectations.

Fund Management

   The section "Fund Management" on page 32 has been amended to read in its entirety as follows:

       The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), led by Neil Wagner, Director of BlackRock since May 2002.

       Prior to joining BlackRock, Neil Wagner was a portfolio manager at Massachusetts Financial Services Company (MFS) since 1998. Prior to that, he was a senior research analyst at DFS Advisors LLC from 1997 to 1998 and an associate at Berkshire Partners from 1995 to 1997. Neil Wagner has been portfolio manager since May 2002.

BLACKROCK GLOBAL SCIENCE & TECHNOLOGY PORTFOLIO

Effective December 2, 2002, the fund's name will be changed to "BlackRock Global Science & Technology Opportunities Portfolio."

Primary Investment Strategies

   Effective December 2, 2002, the section "Primary Investment Strategies" on pages 34-36 will be amended to read in its entirety as follows:

       In pursuit of this goal, the fund will invest primarily in equity securities of U.S. and foreign companies in all capitalization ranges selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. The fund normally invests at least 80% of its net assets in equity securities issued by science and technology companies in all market capitalization ranges. The fund may invest up to 25% of its net assets in stocks of issuers in emerging market countries.

       The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock. The fund may also invest in Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers. From time to time the fund may invest in shares of companies through initial public offerings (IPOs).

       The fund management team will invest in U.S. and foreign companies (including companies located in emerging market countries) that are expected to offer the best opportunities for growth and high investment returns. The fund management team uses a multi-factor screen to identify stocks that have above-average return potential. The factors and the weight assigned to a factor will change depending on market conditions. The most influential factors over time have been revenue and earnings growth, estimate revisions, profitability and relative value.

       The management team, in an attempt to reduce portfolio risk, will diversify by investing in at least three countries, one of which may be the U.S. Some of the industries that are likely to be represented in the fund's portfolio holdings include:

          . network storage components
          . digital media infrastructure
          . peripherals and intelligent systems
          . broadband infrastructure
          . optical networks
          . wireless broadband

          . e-business software
          . e-commerce services
          . e-tailers
          . e-networking software
          . business to business e-commerce enterprise software
          . semiconductors
          . virtual private network
          . interactive architects
          . biotechnology
          . genomics
          . combinatorial chemistry
          . ultra high-throughput screening
          . rational drug design
          . signal transduction
          . gene therapy

       The fund generally will sell a stock when, in the management team's opinion, there is a deterioration in the company's fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere. The team uses a broad set of technical tools to enhance the timing of purchase or sell decisions.

       It is possible that in extreme market conditions the fund temporarily may invest some or all of its assets in high quality money market securities. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the fund's opportunity to achieve its investment objective.

       As part of its normal operation, the fund may hold these securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds high quality money market securities pending investments.

       The management team may, when consistent with the fund's investment objective, use options or futures (commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the fund as a whole (hedge) but they may also be used to maintain liquidity and commit cash pending investment. The management team also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

       The fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movements in the value of foreign currencies.

       The fund may lend some of its securities on a short-term basis in order to earn extra income. The fund will receive collateral in cash or high quality securities equal to at least 102% of the current value of the loaned securities. The fund earns interest on the securities it lends and income when it invests the collateral for the loaned securities.

       The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

       Should the Company's Board of Trustees determine that the investment objective of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made.

Important Definitions

Earnings Growth:

   The rate of growth in a company's earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth may cause share prices to increase.

Equity Security:

   A security, such as stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed income or debt securities because they represent indebtedness to the bondholders, not ownership (although convertible bonds are fixed income securities that are convertible to equity according to their terms).

Fundamentals:

   "Fundamental" information about a company (such as its income statement, balance sheet, earnings and sales history, products and management).

Market Capitalization:

   Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share

Technical Analysis:

   The study and interpretation of securities in order to predict future trends. The technical tools used by the management team include: trending indicators such as moving averages and non-trending indicators such as cash flow and relative strengths.

BLACKROCK INTERNATIONAL EMERGING MARKETS PORTFOLIO

The Board of Trustees of BlackRock Funds has voted to close the International Emerging Markets Portfolio to new purchases and exchanges effective as of May 13, 2002 and to terminate and wind up the affairs of the fund on or about June 29, 2002.

BlackRock Advisors, Inc., the fund's adviser, has informed the Board that as a result of expected redemptions, the diminished size of the fund would make it difficult to manage in accordance with its investment program.

The Prospectus is also amended to remove information relating to the sale of fund shares. Of course, you may still redeem shares of the fund as described in the Prospectus at any time prior to the termination and winding up of the fund. The fund will waive any redemption fees applicable. If you are still a shareholder of the fund as of the termination date, BlackRock Funds will send you a check for the net asset value of your shares as determined on that date. For Federal income tax purposes, any redemption is a taxable event and a capital gain or loss may be realized.

BLACKROCK INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

Effective December 2, 2002, the fund's name will be changed to "BlackRock International Opportunities Portfolio."

Primary Investment Strategies

   Effective December 2, 2002, the section "Primary Investment Strategies" on pages 80-81 will be amended to read in its entirety as follows:

       In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by international emerging capitalization companies (defined as those with market capitalizations equal to those within the universe of Salomon Brothers Extended Market Index Global Ex-U.S. stocks). The fund may invest up to 25% of its net assets in stocks of issuers in emerging market countries. The fund primarily buys common stock but can also invest in preferred stock and securities convertible into common and preferred securities. From time to time the fund may invest in shares of companies through initial public offerings
       (IPOs).

       The fund management team uses a multi-factor screen to identify stocks that have above-average return potential. The factors and the weight assigned to a factor will change depending on market conditions. The most influential factors over time have been revenue and earnings growth, estimate revisions, profitability and relative value.

       The fund generally will sell a stock when, in the management team's opinion, there is a deterioration in the company's fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere. The team uses a broad set of technical tools to enhance the timing of purchase or sell decisions.

       It is possible that in extreme market conditions the fund temporarily may invest some or all of its assets in high quality money market securities. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the fund's opportunity to achieve its investment objective.

       As part of its normal operations, the fund may also hold these securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds high quality money market securities pending investments.

       The management team may, when consistent with the fund's investment objective, use options or futures (commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell instruments of these types at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the fund as a whole (hedge) but they may also be used to maintain liquidity and commit cash pending investment. The management team also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns. The fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movements in the value of foreign currencies.

       The fund may lend some of its securities on a short-term basis in order to earn income. The fund will receive collateral in cash or high quality securities equal to at least 102% of the current value of the loaned securities. The fund earns interest on the securities it lends and income when it invests the collateral for the loaned securities.

       The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

       Should the Company's Board of Trustees determine that the investment objective of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made.

Important Definitions

Earnings Growth:

   The rate of growth in a company's earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth may cause share prices to increase.

Emerging Market Stocks:

   Stocks issued by companies located in countries with emerging economies or securities markets. The list of emerging market countries includes, among others: Argentina, Brazil, Bulgaria, Chile, China, Colombia, The Czech Republic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, Lebanon, Malaysia, Mexico, Morocco, Peru, The Philippines, Poland, Romania, Russia, South Africa, South Korea, Taiwan, Thailand, Tunisia, Turkey, Venezuela, Vietnam and Zimbabwe.

Equity Security:

   A security, such as stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed income or debt securities because they represent indebtedness to the bondholders, not ownership (although convertible bonds are fixed income securities that are convertible to equity according to their terms).

Fundamentals:

   "Fundamental" information about a company (such as its income statement, balance sheet, earnings and sales history, products and management).

Technical Analysis:

   The study and interpretation of securities in order to predict future trends. The technical tools used by the management team include: trending indicators such as moving averages and non-trending indicators such as cash flow and relative strengths.

Key Risks

   Effective December 2, 2002, the section "Key Risks" is amended by deleting the first paragraph on page 83.

Risk/Return Information

   Effective December 2, 2002, the benchmark for the fund will be the Salomon Brothers Extended Market Index Global Ex-U.S., which more accurately reflects the universe of securities in which the fund will invest. Therefore, effective December 2, 2002, the "Average Annual Total Returns" table on page 84 will be amended to read in its entirety as follows:

       As of 12/31/01
       Average Annual Total Returns*

                                                      Since   Inception
                                    1 Year  3 Years Inception   Date
        -                           ------  ------- --------- ---------
        International Opportunities -17.53%  23.64%   17.51%  09/26/97
        Salomon EMI Ex-U.S......... -15.69%  -2.26%   -1.39%    N/A
        Salomon EMI Global Ex-U.S.. -14.66%  -2.22%   -2.31%    N/A

Fund Management

   Effective December 2, 2002, the section "Fund Management" on page 86 will be amended to read in its entirety as follows:

       The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock). The team includes the following individuals who have day-to-day responsibility: Thomas Callan, Michael Carey and Jean Rosenbaum.

       Thomas Callan has been a Managing Director with BlackRock since 1996 and served as an equity analyst for PNC Bank from 1993 to 1996. He has co-managed the fund since April 1999.

       Michael Carey has been a Vice President with BlackRock since 2000, an equity analyst with BlackRock since 1996 and served as a fixed income analyst for PNC Bank from 1993 to 1996. He has co-managed the fund since January 2002.

       Jean Rosenbaum has been Vice President with BlackRock since 2000, an equity analyst with BFM since 1997, and served as an equity analyst for PNC Bank from 1994 to 1997. She has co-managed the fund since September 2002.

BLACKROCK SELECT EQUITY PORTFOLIO

Fund Management

   The section "Fund Management" on page 92 has been amended to read in its entirety as follows:

       The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), including Robert S. Kapito and R. Andrew Damm.

       Robert S. Kapito, Vice Chairman of BlackRock, Inc. since 1988, is also the Head of the Portfolio Management Group, a member of the Management Committee, the Investment Strategy Group, and BlackRock's Global Equity Operating Committee. Mr. Kapito is responsible for the portfolio management of the Fixed Income, Domestic Equity and International Equity, Liquidity, and Alternative Investment Groups of BlackRock.

       R. Andrew Damm, a Managing Director since 1997, is the Equity Product Strategist and a member of the Equity Portfolio Management Group. From September 1997 through first quarter 2001, Mr. Damm was lead manager for the Large Cap Growth and Core Equity Portfolios. Before joining BlackRock in 1995, Mr. Damm had been with PNC Asset Management Group.

BLACKROCK BALANCED PORTFOLIO

Fund Management

   The section "Fund Management" on page 103 has been amended to read in its entirety as follows:

       The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (Blackrock), including Robert S. Kapito, R. Andrew Damm and Keith T. Anderson.

       Robert S. Kapito, Vice Chairman of BlackRock, Inc. since 1988, is also the Head of the Portfolio Management Group, a member of the Management Committee, the Investment Strategy Group, and BlackRock's Global Equity Operating Committee. Mr. Kapito is responsible for the portfolio management of the Fixed Income, Domestic Equity and International Equity, Liquidity and Alternative Investment Groups of BlackRock. Mr. Kapito, who has served as co-manager since 1995, has responsibility for both the equity and fixed income portions of the fund.

       R. Andrew Damm, a Managing Director since 1997, is the Equity Product Strategist and a member of the Equity Portfolio Management Group. From September 1997 through first quarter 2001, Mr. Damm was lead manager for the Large Cap Growth and Core Equity Portfolios. Before joining BlackRock in 1997, Mr. Damm had been with PNC Asset Management Group. Mr. Damm, who has served as co-manager since May 2002, has responsibility for the equity portion of the fund.

       Keith T. Anderson, a Managing Director since 1988, has responsibility for the fixed income portion of the fund. Mr. Anderson has served as co-manager of the fund since 1995.

BLACKROCK MICRO-CAP EQUITY PORTFOLIO

Effective December 2, 2002, the fund's name will be changed to "BlackRock U.S. Opportunities Portfolio."

Primary Investment Strategies

   Effective December 2, 2002, the section "Primary Investment Strategies" on pages 105-106 will be amended to read in its entirety as follows:

       In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by U.S. emerging capitalization companies (defined as those with market capitalizations equal to those within the universe of Salomon Brothers Extended Market Index U.S. stocks) with earnings visibility and earnings growth potential. The fund primarily buys common stock but can also invest in preferred stock and securities convertible into common and preferred stock. From time to time the fund may invest in shares of companies through initial public offerings (IPOs).

       The fund management team uses a multi-factor screen to identify stocks that have above-average return potential. The factors and the weight assigned to a factor will change depending on market conditions. The most influential factors over time have been revenue and earnings growth, estimate revisions, profitability and relative value.

       The fund generally will sell a stock when, in the management team's opinion, there is a deterioration in the company's fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere. The team uses a broad set of technical tools to enhance the timing of purchase or sell decisions.

       It is possible that in extreme market conditions the fund temporarily may invest some or all of its assets in high quality money market securities. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the fund's opportunity to achieve its investment objective.

       As part of its normal operations, the fund may also hold these securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds high quality money market securities pending investments.

       The management team may, when consistent with the fund's investment objective, use options or futures (commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the fund as a whole (hedge) but they may also be used to maintain liquidity and commit cash pending investment. The management team also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

       The fund may lend some of its securities on a short-term basis in order to earn extra income. The fund will receive collateral in cash or high quality securities equal to at least 102% of the current value of the loaned securities. The fund earns interest on the securities it lends and income when it invests the collateral for the loaned securities.

       The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

       Should the Company's Board of Trustees determine that the investment objective of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made.

       The fund will open to new investors as of December 2, 2002. The fund may suspend sales to new investors at any time in the future.

Important Definitions

Earnings Growth:

   The rate of growth in a company's earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth may cause share prices to increase.

Earnings Visibility:

   Earnings visibility means positive earnings in the foreseeable future (generally defined as 2-3 years). Earnings growth potential means the rate of earnings growth of which a company is capable. Earnings growth visibility of 20% or more means earnings are forecasted to grow at a rate of 20% or higher in the foreseeable future.

Equity Security:

   A security, such as stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed income or debt securities because they represent indebtedness to the bondholders, not ownership (although convertible bonds are fixed income securities that are convertible to equity according to their terms).

Fundamentals:

   "Fundamental" information about a company (such as its income statement, balance sheet, earnings and sales history, products and management).

Technical Analysis:

   The study and interpretation of securities in order to predict future trends. The technical tools used by the management team include: trending indicators such as moving averages and non-trending indicators such as cash flow and relative strengths.
Key Risks

   Effective December 2, 2002, the section "Key Risks" is amended by deleting the last paragraph on page 106 and the first paragraph on page 107 and inserting in their place the following:

       The fund may invest in companies that have relatively small market capitalizations. These organizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. The securities of smaller capitalized companies are often traded in the over-the-counter markets and may have fewer market makers and wider price spreads. This may result in greater price movements and less ability to sell the fund's investment than if the fund held the securities of larger, more established companies.

Risk/Return Information

   Effective December 2, 2002, the benchmark for the fund will be the Salomon Brothers Extended Market Index U.S., which more accurately reflects the universe of securities in which the fund will invest.

   Therefore, effective December 2, 2002, the "Average Annual Total Returns" table on page 108 will be amended to read in its entirety as follows:

       As of 12/31/01
       Average Annual Total Returns*

                                                 Since   Inception
                                1 Year  3 Year Inception   Date
             -                  ------  ------ --------- ---------
             U.S. Opportunities -14.24% 36.22%   38.30%   5/01/98
             Wilshire Microcap.  24.19% 17.20%    7.87%     N/A
             Salomon EMI U.S...  -0.17%  8.09%    4.09%     N/A

Fund Management

   Effective December 2, 2002, the section "Fund Management" on page 109 will be amended to read in its entirety as follows:

       The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock). The team includes the following individuals who have day-to-day responsibility: Thomas Callan, Michael Carey and Jean Rosenbaum.

       Thomas Callan has been a Managing Director with BlackRock since 1996 and served as an equity analyst for PNC Bank from 1993 to 1996. He has co-managed the fund since September 2002.

       Michael Carey has been a Vice President with BlackRock since 2000, an equity analyst with BlackRock since 1996 and served as a fixed income analyst for PNC Bank from 1993 to 1996. He has co-managed the fund since October 1999.

       Jean Rosenbaum has been Vice President with BlackRock since 2000, an equity analyst with BFM since 1997, and served as an equity analyst for PNC Bank from 1994 to 1997. She has co-managed the fund since September 2002.

This Supplement is dated September 30, 2002.

                              BLACKROCK FUNDS/SM/

                     EQUITY PORTFOLIOS/INSTITUTIONAL CLASS

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2002

BLACKROCK MID-CAP GROWTH EQUITY PORTFOLIO

Fund Management

   The section "Fund Management" on page 20 has been amended to read in its entirety as follows:

       The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), led by Neil Wagner, Director of BlackRock since May 2002.

       Prior to joining BlackRock, Neil Wagner was a portfolio manager at Massachusetts Financial Services Company (MFS) since 1998. Prior to that, he was a senior research analyst at DFS Advisors LLC from 1997 to 1998 and an associate at Berkshire Partners from 1995 to 1997. Neil Wagner has been portfolio manager since May 2002.

BLACKROCK SMALL CAP VALUE EQUITY PORTFOLIO

Expenses and Fees

   The following has been added after the first paragraph under "Expenses and Fees" on page 25:

       The BlackRock Small Cap Value Equity Portfolio will close to new investors as of 4 p.m., March 11, 2002. Existing shareholders and programs in the fund as of 4 p.m., March 11, 2002 may make additional investments in current accounts.

BLACKROCK SMALL CAP GROWTH EQUITY PORTFOLIO

Primary Investment Strategies

   The first three paragraphs in the section "Primary Investment Strategies" on page 27 have been amended to read in their entirety as follows:

       In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization growth companies (market capitalization under $2.5 billion) which the fund management team believes offer superior prospects for growth. The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.

       The management team focuses on small cap emerging growth companies with market capitalization under $2.5 billion. The management team would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. The management team uses a bottom up investment style in managing the fund. This means securities are selected based upon fundamental analysis (such as analysis of earnings, cash flows, competitive position and management's abilities) performed by the management team. From time to time the fund may invest in shares of companies through initial public offerings (IPOs).

       The fund generally will sell a stock when, in the management team's opinion, there is a deterioration in the company's fundamentals or the company fails to meet performance expectations.

Fund Management

   The section "Fund Management" on page 31 has been amended to read in its entirety as follows:

       The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), led by Neil Wagner, Director of BlackRock since May 2002.

       Prior to joining BlackRock, Neil Wagner was a portfolio manager at Massachusetts Financial Services Company (MFS) since 1998. Prior to that, he was a senior research analyst at DFS Advisors LLC from 1997 to 1998 and an associate at Berkshire Partners from 1995 to 1997. Neil Wagner has been portfolio manager since May 2002.


BLACKROCK GLOBAL SCIENCE & TECHNOLOGY PORTFOLIO

Effective December 2, 2002, the fund's name will be changed to "BlackRock Global Science & Technology Opportunities Portfolio."

Primary Investment Strategies

   Effective December 2, 2002, the section "Primary Investment Strategies" on pages 33-35 will be amended to read in its entirety as follows:

       In pursuit of this goal, the fund will invest primarily in equity securities of U.S. and foreign companies in all capitalization ranges selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. The fund normally invests at least 80% of its net assets in equity securities issued by science and technology companies in all market capitalization ranges. The fund may invest up to 25% of its net assets in stocks of issuers in emerging market countries.

       The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock. The fund may also invest in Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers. From time to time the fund may invest in shares of companies through initial public offerings (IPOs).

       The fund management team will invest in U.S. and foreign companies (including companies located in emerging market countries) that are expected to offer the best opportunities for growth and high investment returns. The fund management team uses a multi-factor screen to identify stocks that have above-average return potential. The factors and the weight assigned to a factor will change depending on market conditions. The most influential factors over time have been revenue and earnings growth, estimate revisions, profitability and relative value.

       The management team, in an attempt to reduce portfolio risk, will diversify by investing in at least three countries, one of which may be the U.S. Some of the industries that are likely to be represented in the fund's portfolio holdings include:

             . network storage components
             . digital media infrastructure
             . peripherals and intelligent systems
             . broadband infrastructure
             . optical networks
             . wireless broadband
             . e-business software
             . e-commerce services

             . e-tailers
             . e-networking software
             . business to business e-commerce enterprise software . semiconductors
             . virtual private network
             . interactive architects
             . biotechnology
             . genomics
             . combinatorial chemistry
             . ultra high-throughput screening
             . rational drug design
             . signal transduction
             . gene therapy

       The fund generally will sell a stock when, in the management team's opinion, there is a deterioration in the company's fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere. The team uses a broad set of technical tools to enhance the timing of purchase or sell decisions.

       It is possible that in extreme market conditions the fund temporarily may invest some or all of its assets in high quality money market securities. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the fund's opportunity to achieve its investment objective.

       As part of its normal operation, the fund may hold these securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds high quality money market securities pending investments.

       The management team may, when consistent with the fund's investment objective, use options or futures (commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the fund as a whole (hedge) but they may also be used to maintain liquidity and commit cash pending investment. The management team also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

       The fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movements in the value of foreign currencies.

       The fund may lend some of its securities on a short-term basis in order to earn extra income. The fund will receive collateral in cash or high quality securities equal to at least 102% of the current value of the loaned securities. The fund earns interest on the securities it lends and income when it invests the collateral for the loaned securities.

       The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

       Should the Company's Board of Trustees determine that the investment objective of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made.

Important Definitions

Earnings Growth:

   The rate of growth in a company's earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth may cause share prices to increase.

Equity Security:

   A security, such as stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed income or debt securities because they represent indebtedness to the bondholders, not ownership (although convertible bonds are fixed income securities that are convertible to equity according to their terms).

Fundamentals:

   "Fundamental" information about a company (such as its income statement, balance sheet, earnings and sales history, products and management).

Market Capitalization:

   Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Technical Analysis:

   The study and interpretation of securities in order to predict future trends. The technical tools used by the management team include: trending indicators such as moving averages and non-trending indicators such as cash flow and relative strengths.

BLACKROCK INTERNATIONAL EMERGING MARKETS PORTFOLIO

The Board of Trustees of BlackRock Funds has voted to close the International Emerging Markets Portfolio to new purchases and exchanges effective as of May 13, 2002 and to terminate and wind up the affairs of the fund on or about June 29, 2002.

BlackRock Advisors, Inc., the fund's adviser, has informed the Board that as a result of expected redemptions, the diminished size of the fund would make it difficult to manage in accordance with its investment program.

The Prospectus is also amended to remove information relating to the sale of fund shares. Of course, you may still redeem shares of the fund as described in the Prospectus at any time prior to the termination and winding up of the fund. The fund will waive any redemption fees applicable. If you are still a shareholder of the fund as of the termination date, BlackRock Funds will send you a check for the net asset value of your shares as determined on that date. For Federal income tax purposes, any redemption is a taxable event and a capital gain or loss may be realized.

BLACKROCK INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

Effective December 2, 2002, the fund's name will be changed to "BlackRock International Opportunities Portfolio."

Primary Investment Strategies

   Effective December 2, 2002, the section "Primary Investment Strategies" on pages 76-77 will be amended to read in its entirety as follows:

       In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by international emerging capitalization companies (defined as those with market capitalizations equal to those within the universe of Salomon Brothers Extended Market Index Global Ex-U.S. stocks). The fund may invest up to 25% of its net assets in stocks of issuers in emerging market countries. The fund primarily buys common stock but can also invest in preferred stock and securities convertible into common and preferred securities. From time to time the fund may invest in shares of companies through initial public offerings (IPOs).

       The fund management team uses a multi-factor screen to identify stocks that have above-average return potential. The factors and the weight assigned to a factor will change depending on market conditions. The most influential factors over time have been revenue and earnings growth, estimate revisions, profitability and relative value.

       The fund generally will sell a stock when, in the management team's opinion, there is a deterioration in the company's fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere. The team uses a broad set of technical tools to enhance the timing of purchase or sell decisions.

       It is possible that in extreme market conditions the fund temporarily may invest some or all of its assets in high quality money market securities. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the fund's opportunity to achieve its investment objective.

       As part of its normal operations, the fund may also hold these securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds high quality money market securities pending investments.

       The management team may, when consistent with the fund's investment objective, use options or futures (commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell instruments of these types at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the fund as a whole (hedge) but they may also be used to maintain liquidity and commit cash pending investment. The management team also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns. The fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movements in the value of foreign currencies.

       The fund may lend some of its securities on a short-term basis in order to earn income. The fund will receive collateral in cash or high quality securities equal to at least 102% of the current value of the loaned securities. The fund earns interest on the securities it lends and income when it invests the collateral for the loaned securities.

       The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

       Should the Company's Board of Trustees determine that the investment objective of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made.

Important Definitions

Earnings Growth:

   The rate of growth in a company's earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth may cause share prices to increase.

Emerging Market Stocks:

   Stocks issued by companies located in countries with emerging economies or securities markets. The list of emerging market countries includes, among others: Argentina, Brazil, Bulgaria, Chile, China, Colombia, The Czech Republic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, Lebanon, Malaysia, Mexico, Morocco, Peru, The Philippines, Poland, Romania, Russia, South Africa, South Korea, Taiwan, Thailand, Tunisia, Turkey, Venezuela, Vietnam and Zimbabwe.

Equity Security:

   A security, such as stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed income or debt securities because they represent indebtedness to the bondholders, not ownership (although convertible bonds are fixed income securities that are convertible to equity according to their terms).

Fundamentals:

   "Fundamental" information about a company (such as its income statement, balance sheet, earnings and sales history, products and management).

Technical Analysis:

   The study and interpretation of securities in order to predict future trends. The technical tools used by the management team include: trending indicators such as moving averages and non-trending indicators such as cash flow and relative strengths.

Key Risks

   Effective December 2, 2002, the section "Key Risks" is amended by deleting the second paragraph on page 79.

Risk/Return Information

   Effective December 2, 2002, the benchmark for the fund will be the Salomon Brothers Extended Market Index Global Ex-U.S., which more accurately reflects the universe of securities in which the fund will invest. Therefore, effective December 2, 2002, the "Average Annual Total Returns" table on page 80 will be amended to read in its entirety as follows:

       As of 12/31/01
       Average Annual Total Returns*

                                                      Since   Inception
                                    1 Year  3 Years Inception   Date
                                    ------  ------- --------- ---------
        International Opportunities -17.17%  24.18%   17.89%  09/26/97
        Salomon EMI Ex-U.S......... -15.69%  -2.26%   -1.39%    N/A
        Salomon EMI Global Ex-U.S.. -14.66%  -2.22%   -2.31%    N/A

Fund Management

   Effective December 2, 2002, the section "Fund Management" on pages 81-82 will be amended to read in its entirety as follows:

       The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock). The team includes the following individuals who have day-to-day responsibility: Thomas Callan, Michael Carey and Jean Rosenbaum.

       Thomas Callan has been a Managing Director with BlackRock since 1996 and served as an equity analyst for PNC Bank from 1993 to 1996. He has co-managed the fund since April 1999.

       Michael Carey has been a Vice President with BlackRock since 2000, an equity analyst with BlackRock since 1996 and served as a fixed income analyst for PNC Bank from 1993 to 1996. He has co-managed the fund since January 2002.

       Jean Rosenbaum has been Vice President with BlackRock since 2000, an equity analyst with BFM since 1997, and served as an equity analyst for PNC Bank from 1994 to 1997. She has co-managed the fund since September 2002.

BLACKROCK SELECT EQUITY PORTFOLIO

Fund Management

   The section "Fund Management" on page 88 has been amended to read in its entirety as follows:

       The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), including Robert S. Kapito and R. Andrew Damm.

       Robert S. Kapito, Vice Chairman of BlackRock, Inc. since 1988, is also the Head of the Portfolio Management Group, a member of the Management Committee, the Investment Strategy Group, and BlackRock's Global Equity Operating Committee. Mr. Kapito is responsible for the portfolio management of the Fixed Income, Domestic Equity and International Equity, Liquidity, and Alternative Investment Groups of BlackRock.

       R. Andrew Damm, a Managing Director since 1997, is the Equity Product Strategist and a member of the Equity Portfolio Management Group. From September 1997 through first quarter 2001, Mr. Damm was lead manager for the Large Cap Growth and Core Equity Portfolios. Before joining BlackRock in 1995, Mr. Damm had been with PNC Asset Management Group.

BLACKROCK BALANCED PORTFOLIO

Fund Management

   The first paragraph in the section "Fund Management" on page 100 has been amended to read in its entirety as follows:

       The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), including Robert S. Kapito, R. Andrew Damm and Keith T. Anderson.

       Robert S. Kapito, Vice Chairman of BlackRock, Inc. since 1988, is also the Head of the Portfolio Management Group, a member of the Management Committee, the Investment Strategy Group, and BlackRock's Global Equity Operating Committee. Mr. Kapito is responsible for the portfolio management of the Fixed Income, Domestic Equity and International Equity, Liquidity and Alternative Investment Groups of BlackRock. Mr. Kapito, who has served as co-manager since 1995, has responsibility for both the equity and fixed income portions of the fund.

       R. Andrew Damm, a Managing Director since 1997, is the Equity Product Strategist and a member of the Equity Portfolio Management Group. From September 1997 through first quarter 2001, Mr. Damm was lead manager for the Large Cap Growth and Core Equity Portfolios. Before joining BlackRock in 1995, Mr. Damm had been with PNC Asset Management Group. Mr. Damm, who has served as co-manager since May 2002, has responsibility for the equity portion of the fund.

       Keith T. Anderson, a Managing Director since 1988, has responsibility for the fixed income portion of the fund. Mr. Anderson has served as co-manager of the fund since 1995.

BLACKROCK MICRO-CAP EQUITY PORTFOLIO

Effective December 2, 2002, the fund's name will be changed to "BlackRock U.S. Opportunities Portfolio."

Primary Investment Strategies

   Effective December 2, 2002, the section "Primary Investment Strategies" on pages 102-103 will be amended to read in its entirety as follows:

       In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by U.S. emerging capitalization companies (defined as those with market capitalizations equal to those within the universe of Salomon Brothers Extended Market Index U.S. stocks) with earnings visibility and earnings growth potential. The fund primarily buys common stock but can also invest in preferred stock and securities convertible into common and preferred stock. From time to time the fund may invest in shares of companies through initial public offerings (IPOs).

       The fund management team uses a multi-factor screen to identify stocks that have above-average return potential. The factors and the weight assigned to a factor will change depending on market conditions. The most influential factors over time have been revenue and earnings growth, estimate revisions, profitability and relative value.

       The fund generally will sell a stock when, in the management team's opinion, there is a deterioration in the company's fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere. The team uses a broad set of technical tools to enhance the timing of purchase or sell decisions.

       It is possible that in extreme market conditions the fund temporarily may invest some or all of its assets in high quality money market securities. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the fund's opportunity to achieve its investment objective.

       As part of its normal operations, the fund may also hold these securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds high quality money market securities pending investments.

       The management team may, when consistent with the fund's investment objective, use options or futures (commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the fund as a whole (hedge) but they may also be used to maintain liquidity and commit cash pending investment. The management team also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

       The fund may lend some of its securities on a short-term basis in order to earn extra income. The fund will receive collateral in cash or high quality securities equal to at least 102% of the current value of the loaned securities. The fund earns interest on the securities it lends and income when it invests the collateral for the loaned securities.

       The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

       Should the Company's Board of Trustees determine that the investment objective of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made.

       The fund will open to new investors as of December 2, 2002. The fund may suspend sales to new investors at any time in the future.

Important Definitions

Earnings Growth:

   The rate of growth in a company's earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth may cause share prices to increase.

Earnings Visibility:

   Earnings visibility means positive earnings in the foreseeable future (generally defined as 2-3 years). Earnings growth potential means the rate of earnings growth of which a company is capable. Earnings growth visibility of 20% or more means earnings are forecasted to grow at a rate of 20% or higher in the foreseeable future.

Equity Security:

   A security, such as stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed income or debt securities because they represent indebtedness to the bondholders, not ownership (although convertible bonds are fixed income securities that are convertible to equity according to their terms).

Fundamentals:

   "Fundamental" information about a company (such as its income statement, balance sheet, earnings and sales history, products and management).

Technical Analysis:

   The study and interpretation of securities in order to predict future trends. The technical tools used by the management team include: trending indicators such as moving averages and non-trending indicators such as cash flow and relative strengths.

Key Risks

   Effective December 2, 2002, the section "Key Risks" is amended by deleting the last paragraph on page 103 and the first paragraph on page 104 and inserting in their place the following:

       The fund may invest in companies that have relatively small market capitalizations. These organizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. The securities of smaller capitalized companies are often traded in the over-the-counter markets and may have fewer market makers and wider price spreads. This may result in greater price movements and less ability to sell the fund's investment than if the fund held the securities of larger, more established companies.

Risk/Return Information

   Effective December 2, 2002, the benchmark for the fund will be the Salomon Brothers Extended Market Index U.S., which more accurately reflects the universe of securities in which the fund will invest. Therefore, effective December 2, 2002, the "Average Annual Total Returns" table on page 105 will be amended to read in its entirety as follows:

       As of 12/31/01
       Average Annual Total Returns*

                                                 Since   Inception
                                1 Year  3 Year Inception   Date
                                ------  ------ --------- ---------
             U.S. Opportunities -13.95% 36.66%   38.72%  05/01/98
             Wilshire Microcap.  24.19% 17.20%    7.87%    N/A
             Salomon EMI U.S...  -0.17%  8.09%    4.09%    N/A

Fund Management

   Effective December 2, 2002, the section "Fund Management" on page 106 will be amended to read in its entirety as follows:

       The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock). The team includes the following individuals who have day-to-day responsibility: Thomas Callan, Michael Carey and Jean Rosenbaum.

       Thomas Callan has been a Managing Director with BlackRock since 1996 and served as an equity analyst for PNC Bank from 1993 to 1996. He has co-managed the fund since September 2002.

       Michael Carey has been a Vice President with BlackRock since 2000, an equity analyst with BlackRock since 1996 and served as a fixed income analyst for PNC Bank from 1993 to 1996. He has co-managed the fund since October 1999.

       Jean Rosenbaum has been Vice President with BlackRock since 2000, an equity analyst with BFM since 1997, and served as an equity analyst for PNC Bank from 1994 to 1997. She has co-managed the fund since September 2002.

ABOUT YOUR INVESTMENT

Management

   The table on page 113 in the section entitled "Management" has been amended so that for the fiscal year ended September 30, 2001, the aggregate advisory fees paid by the following fund to BlackRock Advisors, Inc. or BlackRock International, Ltd., as applicable, as a percentage of average daily net assets were:

                        European Equity Portfolio 0.02%

This Supplement is dated September 30, 2002.

                              BLACKROCK FUNDS/SM/

                   SELECT EQUITY PORTFOLIO/BLACKROCK SHARES

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2002

BLACKROCK SELECT EQUITY PORTFOLIO

Fund Management

   The section "Fund Management" on page 5 has been amended to read in its entirety as follows:

       The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), including Robert S. Kapito and R. Andrew Damm.

       Robert S. Kapito, Vice Chairman of BlackRock, Inc. since 1988, is also the Head of the Portfolio Management Group, a member of the Management Committee, the Investment Strategy Group, and BlackRock's Global Equity Operating Committee. Mr. Kapito is responsible for the portfolio management of the Fixed Income, Domestic Equity and International Equity, Liquidity, and Alternative Investment Groups of BlackRock.

       R. Andrew Damm, a Managing Director since 1997, is the Equity Product Strategist and a member of the Equity Portfolio Management Group. From September 1997 through first quarter 2001, Mr. Damm was lead manager for the Large Cap Growth and Core Equity Portfolios. Before joining BlackRock in 1995, Mr. Damm had been with PNC Asset Management Group.

Buying Shares

   The first paragraph in the section "Buying Shares" on page 6 has been amended to read in its entirety as follows:

       BlackRock Shares are offered without a sales charge to institutional investors.

How Much is the Minimum Investment?

   The first paragraph in the section "How Much is the Minimum Investment?" on page 7 has been amended to read in its entirety as follows:

       The minimum investment for the initial purchase of BlackRock Shares is generally $5,000,000. The minimum initial investment for registered investment advisers is $250,000, and there is no minimum initial investment requirement for fee-based programs with an annual fee of at least .50%. There is no minimum requirement for later investments. The Company does not accept third party checks as payment for shares.

Accounts with Low Balances

   The first sentence in the section "Accounts with Low Balances" on page 9 has been amended to read in its entirety as follows:

       The Company may redeem a shareholder's account in the fund at any time the net asset value of the account in such fund falls below the applicable minimum initial investment as a result of a redemption.

This Supplement is dated September 30, 2002.

                              BLACKROCK FUNDS/SM/

                       BOND PORTFOLIOS/BLACKROCK SHARES

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2002

Buying Shares

   The first paragraph in the section "Buying Shares" on page 39 has been amended to read in its entirety as follows:

       BlackRock Shares are offered without a sales charge to institutional investors.

How Much is the Minimum Investment?

   The first paragraph in the section "How Much is the Minimum Investment?" on page 40 has been amended to read in its entirety as follows:

       The minimum investment for the initial purchase of BlackRock Shares is generally $5,000,000. The minimum initial investment for registered investment advisers is $250,000, and there is no minimum initial investment requirement for fee-based programs with an annual fee of at least .50%. There is no minimum requirement for later investments. The Company does not accept third party checks as payment for shares.

Accounts with Low Balances

   The first sentence in the section "Accounts with Low Balances" on page 42 has been amended to read in its entirety as follows:

       The Company may redeem a shareholder's account in any fund at any time the net asset value of the account in such field falls below the applicable minimum initial investment as a result of a redemption.

This Supplement is dated September 30, 2002.

                              BLACKROCK FUNDS/SM/

                  CORE EQUITY PORTFOLIO/INSTITUTIONAL SHARES

                           SUPPLEMENT TO PROSPECTUS

BLACKROCK CORE EQUITY PORTFOLIO

Portfolio Managers

   The section "Portfolio Managers" on page 5 has been amended to read in its entirety as follows:

       The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), including Robert S. Kapito and R. Andrew Damm.

       Robert S. Kapito, Vice Chairman of BlackRock, Inc. since 1988, is also the Head of the Portfolio Management Group, a member of the Management Committee, the Investment Strategy Group, and BlackRock's Global Equity Operating Committee. Mr. Kapito is responsible for the portfolio management of the Fixed Income, Domestic Equity and International Equity, Liquidity, and Alternative Investment Groups of BlackRock.

       R. Andrew Damm, a Managing Director since 1997, is the Equity Product Strategist and a member of the Equity Portfolio Management Group. From September 1997 through first quarter 2001, Mr. Damm was lead manager for the Large Cap Growth and Core Equity Portfolios. Before joining BlackRock in 1995, Mr. Damm had been with PNC Asset Management Group.

This Supplement is dated September 30, 2002.

                              BLACKROCK FUNDS/SM/

                       BOND PORTFOLIOS/INVESTOR CLASSES

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2002

RISK/RETURN INFORMATION

   The section of the Prospectus entitled "Risk/Return Information" for certain of the Portfolios has been amended so that the 10-year average annual total return for Investor B Shares of those Portfolios is as follows:

                   GNMA Portfolio...................... 5.85%
                   Managed Income Portfolio............ 6.15%
                   International Bond Portfolio........ 8.08%
                   Tax-Free Income Portfolio........... 5.66%
                   Delaware Tax-Free Income Portfolio.. 3.98%
                   Kentucky Tax-Free Income Portfolio.. 4.14%
                   New Jersey Tax-Free Income Portfolio 5.29%

BLACKROCK LOW DURATION BOND PORTFOLIO

Expenses and Fees

   Effective October 1, 2002, the "Annual Fund Operating Expenses" table and expense example on pages 7-8 have been amended to read in their entirety as follows:

Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)

                                             A Shares   B Shares   C Shares
                                            ---------  ---------  ---------
    Advisory fees..........................       .50%       .50%       .50%
    Distribution (12b-1) fees..............       .10%       .75%       .75%
    Interest expense.......................       .62%       .62%       .62%
    Other expenses.........................       .80%       .80%       .80%
       Service fees........................ .25%       .25%       .25%
       Processing fees..................... .15%       .15%       .15%
       Other............................... .40%       .40%       .40%
    Total annual fund operating expenses...      2.02%      2.67%      2.67%
    Fee waivers and expense reimbursements*       .50%       .40%       .40%
    Net expenses*..........................      1.52%      2.27%      2.27%

--------
* BlackRock, BlackRock Distributors, Inc., the fund's distributor, and PFPC have contractually agreed to waive or reimburse fees or expenses in order to limit fund expenses to .90% (excluding interest expense) (for Investor A Shares) and 1.65% (excluding interest expense) (for Investor B and C Shares) of average daily net assets. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the "Management" section on page 146 for a discussion of these waivers and reimbursements.

Example:

   This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B Shares and

   C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

                                1 Year 3 Years 5 Years 10 Years
                                ------ ------- ------- --------
              A Shares*........  $450  $  868  $1,311   $2,539
              B Shares**
                 Redemption....  $680  $1,142  $1,579   $2,742***
              B Shares
                 No Redemption.  $230  $  792  $1,379   $2,742***
              C Shares**
                 Redemption....  $330  $  792  $1,379   $2,973
              C Shares
                 No Redemption.  $230  $  792  $1,379   $2,973

--------
  * Reflects imposition of sales charge.
 ** Reflects deduction of CDSC.
*** Based on the conversion of the Investor B Shares to Investor A Shares after seven years.

BLACKROCK INTERMEDIATE BOND PORTFOLIO

Expenses and Fees

   Effective October 1, 2002, the "Annual Fund Operating Expenses" table and expense example on pages 23-24 have been amended to read in their entirety as follows:

Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)

                                           A Shares       B Shares       C Shares
                                        -------------  -------------  -------------
Advisory fees..........................           .50%           .50%           .50%
Distribution (12b-1) fees..............           .10%           .75%           .75%
Interest expense.......................           .32%           .32%           .32%
Other expenses.........................           .77%           .77%           .77%
   Service fees........................ .25%           .25%           .25%
   Processing fees.....................     .15%           .15%           .15%
   Other...............................     .37%           .37%           .37%
Total annual fund operating expenses...          1.69%          2.34%          2.34%
Fee waivers and expense reimbursements*           .42%           .32%           .32%
Net expenses*..........................          1.27%          2.02%          2.02%

--------
* BlackRock, BlackRock Distributors, Inc., the fund's distributor, and PFPC have contractually agreed to waive or reimburse fees or expenses in order to limit fund expenses to .95% (excluding interest expense) (for Investor A Shares) and 1.70% (excluding interest expense) (for Investor B and C Shares) of average daily net assets. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the "Management" section on page 146 for a discussion of these waivers and reimbursements.

Example:

   This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B Shares and

   C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

                                1 Year 3 Years 5 Years 10 Years
                                ------ ------- ------- --------
              A Shares*........  $524  $  872  $1,243   $2,284
              B Shares**
                 Redemption....  $655  $1,050  $1,421   $2,413***
              B Shares
                 No Redemption.  $205  $  700  $1,221   $2,413***
              C Shares**
                 Redemption....  $305  $  700  $1,221   $2,652
              C Shares
                 No Redemption.  $205  $  700  $1,221   $2,652

--------
  * Reflects imposition of sales charge.
 ** Reflects deduction of CDSC.
*** Based on the conversion of the Investor B Shares to Investor A Shares after seven years.

BLACKROCK CORE BOND TOTAL RETURN PORTFOLIO

Expenses and Fees

   Effective October 1, 2002, the "Annual Fund Operating Expenses" table and expense example on pages 31-32 have been amended to read in their entirety as follows:

Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)

                                             A Shares   B Shares   C Shares
                                            ---------  ---------  ---------
    Advisory fees..........................       .48%       .48%       .48%
    Distribution (12b-1) fees..............       .10%       .75%       .75%
    Interest expense.......................       .08%       .08%       .08%
    Other expenses.........................       .76%       .76%       .76%
       Service fees........................ .25%       .25%       .25%
       Processing fees..................... .15%       .15%       .15%
       Other............................... .36%       .36%       .36%
    Total annual fund operating expenses...      1.42%      2.07%      2.07%
    Fee waivers and expense reimbursements*       .44%       .34%       .34%
    Net expenses*..........................       .98%      1.73%      1.73%

--------
* BlackRock, BlackRock Distributors, Inc., the fund's distributor, and PFPC have contractually agreed to waive or reimburse fees or expenses in order to limit fund expenses to .90% (excluding interest expense) (for Investor A Shares) and 1.65% (excluding interest expense) (for Investor B and C Shares) of average daily net assets. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the "Management" section on page 146 for a discussion of these waivers and reimbursements.

Example:

   This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B Shares and

   C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

                                1 Year 3 Years 5 Years 10 Years
                                ------ ------- ------- --------
              A Shares*........  $496   $790   $1,105   $1,997
              B Shares**
                 Redemption....  $626   $966   $1,282   $2,128***
              B Shares
                 No Redemption.  $176   $616   $1,082   $2,128***
              C Shares**
                 Redemption....  $276   $616   $1,082   $2,373
              C Shares
                 No Redemption.  $176   $616   $1,082   $2,373

--------
  * Reflects imposition of sales charge.
 ** Reflects deduction of CDSC.
*** Based on the conversion of the Investor B Shares to Investor A Shares after seven years.

BLACKROCK CORE PLUS TOTAL RETURN PORTFOLIO

Expenses and Fees

   Effective October 1, 2002, the "Annual Fund Operating Expenses" table and expense example on pages 39-40 have been amended to read in their entirety as follows:

Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)

                                                A Shares   B Shares   C Shares
                                               ---------  ---------  ---------
 Advisory fees................................       .50%       .50%       .50%
 Distribution (12b-1) fees....................       .10%       .75%       .75%
 Other expenses1..............................       .86%       .86%       .86%
    Service fees.............................. .25%       .25%       .25%
    Processing fees........................... .15%       .15%       .15%
    Other..................................... .46%       .46%       .46%
 Total annual fund operating expenses.........      1.46%      2.11%      2.11%
 Fee waivers and expense reimbursements*......       .56%       .46%       .46%
 Net expenses*................................       .90%      1.65%      1.65%

--------
* BlackRock, BlackRock Distributors, Inc., the fund's distributor, and PFPC have contractually agreed to waive or reimburse fees or expenses in order to limit fund expenses to .90% (for Investor A Shares) and 1.65% (for Investor B and C Shares) of average daily net assets. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the "Management" section on page 146 for a discussion of these waivers and reimbursements.
1 The fund is newly organized and, accordingly, "Other expenses" are based on estimated amounts for the current fiscal year.

Example:

   This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B Shares and

   C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

                                          1 Year 3 Years
                                          ------ -------
                        A Shares*........  $488   $790
                        B Shares**
                           Redemption....  $618   $967
                        B Shares
                           No Redemption.  $168   $617
                        C Shares**
                           Redemption....  $268   $617
                        C Shares
                           No Redemption.  $168   $617

--------
 * Reflects imposition of sales charge.
** Reflects deduction of CDSC.

MANAGEMENT

   Effective October 1, 2002, the section "Management" has been amended by adding the following after the last paragraph on page 148:

       BlackRock and PFPC have contractually agreed to waive fees otherwise due to them under the Company's Administration Agreement in an amount equal to .05% of average daily net assets attributable to Investor A, B and C shares of the Low Duration Bond, Intermediate Bond, Core Bond Total Return and Core PLUS Total Return Portfolios until February 1, 2004.

       PFPC has contractually agreed to waive fees otherwise due to it under the Company's Transfer Agency Agreement in an amount equal to .07% of average daily net assets attributable to Investor A, B and C shares of the Low Duration Bond, Intermediate Bond, Core Bond Total Return and Core PLUS Total Return Portfolios until February 1, 2004.

This Supplement is dated September 30, 2002.